Consolidated Statements of Changes in Convertible Preferred Stock and Equity (USD $) In Thousands	Total USD ($)	Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Series A-1 Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member] Series A-2 Converted to Series A-1 Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member] Series A-2 Converted to Series A-1 Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] USD ($)	Convertible Preferred Stock [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Class A Common Stock [Member] USD ($)	Class A Common Stock [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Knight Capital Group, Inc., Total [Member] USD ($)	Knight Capital Group, Inc., Total [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Non-Controlling Interests [Member] USD ($)
Balance at Dec. 31, 2009	$ 1,214,122									$ 1,586		$ 746,778		$ 1,229,112	$ (763,974)		$ 1,213,502		$ 620
Balance, Shares at Dec. 31, 2009										158,641					(65,850)
Net (loss) income	91,638													91,638			91,638
Net income attributable to noncontrolling interests related to discontinued operations	1																		1
Common stock repurchased	(60,090)														(60,090)		(60,090)
Common stock repurchased, Shares															(4,254)
Warrants issued	15,000											15,000					15,000
Reissuance of treasury shares	81,967											23,778			58,189		81,967
Reissuance of treasury shares (Shares)															5,022
Stock options exercised	5,784									6		5,778					5,784
Stock options exercised, Shares	591									590
Stock-based compensation	18,749									36		18,713					18,749
Stock-based compensation, Shares										3,587
Income tax provision - stock based compensation	(2,760)											(2,760)					(2,760)
Cumulative translation adjustment	(3,553)													(3,288)		(265)	(3,553)
Balance at Dec. 31, 2010	1,360,858									1,628		807,287		1,317,462	(765,875)	(265)	1,360,237		621
Balance, Shares at Dec. 31, 2010										162,818					(65,082)
Net (loss) income	115,237													115,237			115,237
Net income attributable to noncontrolling interests related to discontinued operations														621			621		(621)
Common stock repurchased	(58,553)														(58,553)		(58,553)
Common stock repurchased, Shares															(4,754)
Reissuance of treasury shares	1,378											(27)			1,405		1,378
Reissuance of treasury shares (Shares)															119
Stock options exercised	1,000									1		999					1,000
Stock options exercised, Shares	91									91
Stock-based compensation	49,062									35		49,027					49,062
Stock-based compensation, Shares										3,452
Income tax provision - stock based compensation	(6,449)											(6,449)					(6,449)
Cumulative translation adjustment	(508)															(508)	(508)
Balance at Dec. 31, 2011	1,462,025									1,664		850,837		1,433,320	(823,023)	(773)	1,462,025
Balance, Shares at Dec. 31, 2011										166,361					(69,717)
Net (loss) income	(347,067)													(347,067)			(347,067)
Issuance of Series A convertible preferred stock, net of issuance costs of $40,519								359,481
Issuance of Series A convertible preferred stock, net of issuance costs of $40,519, shares			80			320
Beneficial conversion feature												373,364		(373,364)
Series A-1 convertible preferred stock converted into common stock		129,622							(129,624)		1,043		128,579					129,622
Series A-1 convertible preferred stock converted into common stock, shares				320	(157)		(320)				104,358
Dividend on convertible preferred shares	(2,268)													(2,268)			(2,268)
Reclassification of Urban earnout to liabilities	(2,000)											(2,000)					(2,000)
Common stock repurchased	(36,547)														(36,547)		(36,547)
Common stock repurchased, Shares															(3,104)
Reissuance of treasury shares	626											(37)			663		626
Reissuance of treasury shares (Shares)															56
Stock options exercised	1,140									1		1,139					1,140
Stock options exercised, Shares	130									130
Stock-based compensation	54,629									40		54,589					54,629
Stock-based compensation, Shares										3,972
Income tax provision - stock based compensation	(6,154)											(6,154)					(6,154)
Cumulative translation adjustment	(1,323)															(1,323)	(1,323)
Balance at Dec. 31, 2012	$ 1,252,683							$ 229,857		$ 2,748		$ 1,400,317		$ 710,621	$ (858,907)	$ (2,096)	$ 1,252,683
Balance, Shares at Dec. 31, 2012			243							274,821					(72,765)